Loans and advances to customers - Finance lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 10,473	€ 10,591
Unearned future finance income on finance leases	(508)	(580)
Net investment in finance leases	9,965	10,011
Loans and advances to bank [member]
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	6	24
Loans and advances to customers [member]
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	9,958	9,987
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,175	3,116
Between 1-2 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,212	2,250
Between 2-3 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,722	1,753
Between 3-4 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,166	1,229
Between 4-5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	711	732
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 1,487	€ 1,511